Stock Option Plans - Additional Information (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Mar. 31, 2013 AVX Corporation USD ($) OptionPlan	Mar. 31, 2013 AVX Corporation JPY (¥)	Mar. 31, 2012 AVX Corporation USD ($)	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation USD ($)	Mar. 31, 2011 AVX Corporation JPY (¥)	Mar. 31, 2013 AVX Corporation Employee Stock Option Plan, 1995 Plan	Mar. 31, 2013 AVX Corporation Non-employee directors' stock option plan	Mar. 31, 2013 AVX Corporation Employee Stock Option Plan, 2004	Mar. 31, 2013 AVX Corporation Non-employee directors' stock option plan, 2004	Mar. 31, 2013 AVX Corporation Maximum	Mar. 31, 2013 Kyocera International Inc	Mar. 31, 2013 Kyocera International Inc Maximum	Mar. 31, 2013 Kyocera International Inc Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option plans	4	4
Aggregate shares of common stock that could be granted to employees							9,300	650	10,000	1,000		3,800
Option's maximum term (in years)											10 years		10 years
Options granted under stock option plan vesting percentage							25.00%	33.33%	25.00%	33.33%
Number of shares available for future issuance consisting of options available to be granted and options currently outstanding	11,741	11,741
Total aggregate intrinsic value of options exercised		¥ 2		¥ 24		¥ 149
Weighted average grant date fair value	$ 2.09		$ 3.03		$ 3.29
Total aggregate fair value of options vested		¥ 129		¥ 146		¥ 192
Forfeiture rate	7.10%	7.10%
Total unrecognized compensation costs related to unvested awards, vesting period	4 years	4 years
Percentage of exercise price of market value														85.00%